Summary of Material Accounting Policies - Summary of Useful Lives of Intangible Assets Including Goodwill (Detail)	12 Months Ended
Dec. 31, 2023
Patents
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	10 years
Amortization Rates	10.00%
Patents | Maximum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	10 years
Licenses | Minimum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	8 years
Amortization Rates	4.00%
Licenses | Maximum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	24 years
Amortization Rates	13.00%
Licenses for Marketed Products | Minimum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	8 years
Amortization Rates	4.00%
Licenses for Marketed Products | Maximum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	24 years
Amortization Rates	13.00%
Software
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	3 years
Software | Minimum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	3 years
Software | Maximum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	5 years
Amortization Rates	33.00%